Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current
Trade payables		£ 3,991	£ 4,205	£ 4,331
Amounts owed to parent company		50	63	70
Other taxation and social security		704	704	682
Other payables		428	648	527
Accrued expenses		492	382	418
Deferred income	[1]	1,525	1,474	1,435
Total current trade and other payables		7,190	7,476	7,463
Non-current
Other payables	[2]	871	885	876
Deferred income	[1]	455	413	230
Total non-current trade and other payables		£ 1,326	£ 1,298	£ 1,106

[1]	Includes £132m (2016/17: £71m, 2015/16: £71m) current and £404m (2016/17: £375m, 2015/16: £187m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up
[2]	Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.